Organization and principal activities - Consolidated VIE's (Details)	12 Months Ended
Dec. 31, 2018
Beijing OptAim Network Technology Co., Ltd. ("Beijing OptAim")
Ownership:
VIE direct or indirect ownership (as a percent)	100.00%
Zhiyunzhong (Shanghai) Technology Co., Ltd. ("Shanghai OptAim")
Ownership:
VIE direct or indirect ownership (as a percent)	100.00%
Shanghai Myhayo Technology Co., Ltd. ("Shanghai Myhayo")
Ownership:
VIE direct or indirect ownership (as a percent)	40.00%
Anhui Myhayo Technology Co., Ltd. ("Anhui Myhayo")
Ownership:
VIE direct or indirect ownership (as a percent)	40.00%
Arda Holdings Limited
Ownership:
VIE direct or indirect ownership (as a percent)	100.00%